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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.	JOHN C. MILES, ESQ.
MILES FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2010

DATE OF REPORTING PERIOD: 09/30/2010

ITEM 1. REPORTS TO STOCKHOLDERS.

Miles Funds, Inc.

SEMI-ANNUAL

REPORT

TO

SHAREHOLDERS

SEPTEMBER 30, 2010

Miles Funds, Inc.

Table of Contents

Message from the Investment Adviser

Performance Reports and Schedules of Portfolio Investments

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Financial Highlights

Additional Information

Miles Funds, Inc.

Message from the Investment Adviser

Dear Valued Shareholder:

We are pleased to present this semi-annual report for the Miles Funds covering the six month period from April 1, 2010 to September 30, 2010.  This report provides you with information regarding your Fund performance, commentary from your Fund manager, and a review of your Fund expenses.  We encourage you to review this information and hope you will find it useful.

As expected, the National Bureau of Economic Research announced that the “Great Recession” officially ended in the second quarter of 2009.  Unfortunately, GDP growth of 3 percent since that time is tepid compared to the historical post-war average of 6.5 percent, and consumers are feeling the strain.  With consumer spending rising only 1.6 percent over the past year, the markets are struggling to see past current clouds to brighter days ahead.

Consumer sentiment has fallen along with GDP growth and the labor market seems frozen.  Federal stimulus has largely run its course leaving voters frustrated at what they see as a limited impact on jobs and growth.  Volatility around whether Congress will act to stop income tax increases embedded in current law prior to year end has further compounded the malaise, so the markets have turned to the Bernanke Fed for hope in the form of quantitative easing (round 2).  Quantitative easing occurs when the Fed aggressively purchases securities for its own balance sheet in an effort to keep interest rates low and stimulate demand.  The first round ended in March after the Fed bought $1.7 trillion in mortgages and Treasuries.  While the size and scope of the next effort is yet to be determined, another round appears more likely every day.

While we appreciate the uncertainty of investing near the trough of a business cycle, there are glimmers of hope from several corners.  September service-oriented business activity showed improvement, and services comprise the vast majority of U.S. business activity.  Strong capital investment by corporate America should soon turn to investment in labor as productivity gains stall.  And the personal savings rate has likely plateaued, meaning any additional income gains should be spent which will move the GDP needle further into growth territory.

Economic recovery should be more fun, but an ability to rise above the emotional crosswinds will be rewarded.  We remain focused on the consumer and jobs, and are positioning for brighter days ahead.

Thank you for your ongoing support of the Miles Funds.

Laurie Mardis, CFA

Director, Fixed Income

Miles Capital, Inc.

The Miles Funds are distributed by Foreside Distribution Services, L.P.

Shares of the Miles Funds are NOT INSURED BY THE FDIC.  Investment products involve investment risk, including the possible loss of principal.  Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

Information not authorized for distribution unless accompanied or preceded by a current prospectus.  An investor should consider the Fund investment objectives, risks, charges, and expenses carefully before investing or sending money.  This and other important information can be found in the Funds’ prospectus.  To obtain more information, please call 800-798-1819 or visit the website www.IPASeducation.org.  Please read the prospectus carefully before investing.

Miles Funds, Inc.

Performance Report

Money Market Funds

Declining Treasury yields and rising expectations for quantitative easing pushed money market rates lower during the last quarter of the semi-annual period.  The growth picture has deteriorated as the unemployment rate remains stubbornly high, so market chatter has turned to the potential for another round of Federal Reserve securities purchases targeted at keeping rates low to stimulate growth.  While the expected impact on growth is debatable, short rates appear anchored indefinitely in this very low yield area.

Institutional Money Market Fund

The Fund’s average days remain longer than its index and will continue to target a long position to capture additional yield while overnight rates remain low.  Paper is being added in the one year area of the curve where rates appear most attractive given our outlook.

Miles Funds, Inc.
Institutional Money Market Fund
					Schedule of Portfolio Investments (unaudited)
					September 30, 2010

				Amortized				Amortized
Par Value	Description			Cost	Par Value	Description		Cost
U.S. Government Agencies (32.67%)					Repurchase Agreements (43.04%)
Federal Farm Credit Bank (12.09%)					Banc of America Securities LLC
$ 1,000,000	0.508%	**	11/04/10	$ 1,000,000	17,808,136	0.220%	10/01/10	17,808,136
1,000,000	0.297%	**	09/15/11	1,000,384		(Cost $17,808,136)		17,808,136
2,000,000	0.267%	**	02/13/12	2,000,126		(Purchased on 09/30/10; proceeds at
1,000,000	0.277%	**	05/14/12	1,000,163		maturity $17,808,245; collateralized by
	(Cost $5,000,673)			5,000,673		$47,609,000 U.S. Government Agencies,
						06/24/10 - 3/15/38, collateral worth
Federal Home Loan Bank (4.83%)						$18,165,975)
1,000,000	0.500%		10/18/10	1,000,053
1,000,000	0.430%		02/22/11	1,000,181		Total Investments (99.88%)
	(Cost $2,000,234)			2,000,234		(Cost $41,327,025)		$ 41,327,025
						Other Assets and Liabilities (0.12%)		50,072
Federal Home Loan Mortgage Corporation (10.93%)
1,000,000	1.500%		01/07/11	1,003,074		Net Assets (100.00%)		$ 41,377,097
1,000,000	4.750%		01/18/11	1,012,955
1,000,000	0.362%	***	03/09/11	1,001,088
1,000,000	0.581%	***	04/07/11	1,000,634
500,000	1.250%		08/15/11	504,174
	(Cost $4,521,925)			4,521,925

Federal National Mortgage Association (4.82%)
2,000,000	0.478%	*	03/01/11	1,996,057
	(Cost $1,996,057)			1,996,057
	Total U.S. Government Agencies			13,518,889

Certificates of Deposit (24.17%)
West Bank Certificates of Deposit Account
Registry Service (CDARS) ****
1,000,000	1.350%		10/14/10	1,000,000
1,000,000	0.500%		11/04/10	1,000,000
1,000,000	1.350%		11/04/10	1,000,000
1,000,000	0.550%		11/26/10	1,000,000
1,000,000	1.350%		12/02/10	1,000,000
1,000,000	1.350%		12/09/10	1,000,000
1,000,000	0.750%		03/03/11	1,000,000
1,000,000	0.350%		03/31/11	1,000,000
1,000,000	0.750%		05/05/11	1,000,000
1,000,000	0.750%		05/12/11	1,000,000
	(Cost $10,000,000)			10,000,000

* Effective yield at date of purchase
** Interest rate fluctuates monthly with Libor
*** Interest rate fluctuates quarterly with Libor
**** Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the
CDARS network in increments of less than the standard FDIC insurance maximum See notes to financial statements

Miles Funds, Inc.
Statement of Assets and Liabilities (unaudited)
September 30, 2010

		Institutional
		Money Market
		Fund

ASSETS:
Investments, at value:
Unaffiliated issuers		$ 23,518,889
Repurchase agreements		17,808,136
Total investments		41,327,025
Interest and dividends receivable		78,823
Dividend reinvestment receivable		7,435
Prepaid expenses		4,138
Total assets		41,417,421
LIABILITIES:
Dividends payable		7,435
Accrued expenses and other payables:
Investment advisory fees		4,059
Administration fees		2,583
Other		26,247
Total liabilities		40,324
Net assets		$ 41,377,097
NET ASSETS:
Paid-in capital		$ 41,377,097
Net assets		$ 41,377,097
Authorized shares		1,250,000,000
Capital shares outstanding		41,377,097
Net asset value--offering and redemption price per share		$ 1.00

See notes to financial statements
Miles Funds, Inc.
Statement of Operations (unaudited)
For the Six Months Ended September 30, 2010

		Institutional
		Money Market
		Fund

INVESTMENT INCOME:
Interest income		$ 145,708
Total investment income		145,708

EXPENSES:
Investment advisory fees		119,585
Administration fees		71,751
Accounting fees		10,250
Custody fees		9,210
Legal fees		2,820
Audit and tax fees		13,339
Directors' fees		5,816
Affiliated transfer agent fees		3,000
Registration and filing fees		56
Insurance expense		8,992
Pricing Service		910
Other		1,396
Total expenses		247,125
Less: Expenses voluntarily reduced/waived		(164,979)
Net expenses		82,146
Net investment income		63,562

See notes to financial statements
Miles Funds, Inc.
Statements of Changes in Net Assets
September 30, 2010
	Institutional Money Market Fund
	Six Months	Year
	Ended	Ended
	September 30, 2010	March 31, 2010
OPERATIONS:
Net investment income	$ 63,562	$ 245,793
Change in net assets resulting from operations	63,562	245,793

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Capital Shares	(63,562)	(245,793)
Change in net assets from shareholder distributions	$ (63,562)	$ (245,793)

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital Shares	$ 109,224,896	$ 245,455,645
Reinvestments:
Capital Shares	63,562	245,793
Redemptions:
Capital Shares	(125,680,026)	(249,039,411)
Change in net assets from capital transactions	(16,391,568)	(3,337,973)
Change in net assets	(16,391,568)	(3,337,973)

NET ASSETS:
Beginning of period	57,768,665	61,106,638
End of period	$ 41,377,097	$ 57,768,665

SHARE TRANSACTIONS:
Issued:
Capital Shares	109,224,896	245,455,645
Reinvestments:
Capital Shares	63,562	245,793
Redemptions:
Capital Shares	(125,680,026)	(249,039,411)
Change in shares	(16,391,568)	(3,337,973)

See notes to financial statements

Miles Funds, Inc.

Notes to Financial Statements (unaudited)

September 30, 2010

1.  Organization

The Miles Funds, Inc. (the “Funds”) were registered on November 16, 1994 under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company issuing its shares in one portfolio.  Miles Capital, Inc. (“Miles Capital”), formerly WB Capital Management Inc., is the investment adviser to the Fund.  The Funds name changed from Vintage Mutual Funds, Inc. to WB Capital Mutual Funds, Inc. on July 29, 2008, and from WB Capital Mutual Funds, Inc. to Miles Funds, Inc. on September 1, 2010.  The Funds currently consist of the following diversified portfolio (individually, a “Fund”): Institutional Money Market.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period.  Actual results could differ from those estimates.

Securities Valuation

The Fund’s investments are valued at amortized cost, which approximates market value.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”).  Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount.  Dividends are recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Fund may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that Miles Capital deems creditworthy under guidelines approved by the Board of Directors (the “Board”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).  If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action.  The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

The Fund may purchase securities on a when-issued or delayed-delivery basis.  When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Miles Funds, Inc.

Notes to Financial Statements (unaudited) (continued)

September 30, 2010

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly.

The dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from the character of distributions under GAAP.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The Fund evaluates its tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year.  The Fund is no longer subject to examination by tax authorities for years prior to 2006.  At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Accordingly, no provision has been made for federal or state income taxes.  Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

New Accounting Pronouncements

During the year ended March 31, 2010, the Fund adopted Accounting Standards Update (“ASU”) No. 2009-01, Statement of Financial Accounting Standards (“SFAS”) No. 168, The Financial Accounting Standards Board Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162. This ASU includes SFAS No. 168 in its entirety. The ASU establishes the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) (collectively referred to as “Codification” or “ASC”) as the source of authoritative accounting principles recognized by the FASB. Rules and interpretative releases of the SEC under federal securities laws are also sources of authoritative GAAP for SEC registrants. All guidance contained in the Codification carries an equal level of authority. Following this ASU, the FASB will issue only ASUs to update the Codification. The adoption of the Codification changed the Funds’ references to GAAP accounting standards but did not impact the Funds’ results of operations, financial position or liquidity.

During the year ended March 31, 2010, the Fund adopted ASC 855, Subsequent Events (formerly SFAS No. 165, Subsequent Events). ASC 855 establishes general standards of accounting for and disclosure of events that occur after the date of the statement of assets and liabilities but before the financial statements are issued, or available to be issued if not widely distributed. The financial statements should reflect all subsequent events that provide additional evidence about conditions that existed at the date of the statement of assets and liabilities. The financial statements should not reflect subsequent events that provide evidence about conditions that did not exist at the date of the statement of assets and liabilities. An entity must disclose the date through which subsequent events have been evaluated, as well as whether that date is the date the financial statements were issued, or the date they were available to be issued. The Fund evaluated subsequent events through November 17, 2010, the date the accompanying financial statements were issued.

Miles Funds, Inc.

Notes to Financial Statements (unaudited) (continued)

September 30, 2010

In January 2010, the FASB issued new standards for fair value measurements and disclosures. The new standards, which are part of ASC 820, Fair Value Measurements and Disclosures, require new disclosures on the amount and reason for transfers in and out of Level 1 and 2 fair value measurements. The standards also require disclosure of activities, including purchases, sales, issuances, and settlements within the Level 3 fair value measurements and clarify existing disclosure requirements on levels of disaggregation and disclosures about inputs and valuation techniques. The new disclosures regarding Level 1 and 2 fair value measurements and clarification of existing disclosures are effective for the Funds in the fiscal year ending March 31, 2011. The disclosures about the rollforward of information in Level 3 are effective for the Funds in the fiscal year ending March 31, 2012. The Funds have not completed the process of evaluating the impact that will result from adopting these standards on its financial statements.

3.  Related Party Transactions

Under the terms of its Investment Advisory Agreement, Miles Capital is entitled to receive fees at an annual rate of 0.35 percent of the average daily net assets of each Fund.  Miles Capital voluntarily limited advisory fees for the Institutional Money Market Fund to a range from 0.11 to 0.15 percent during the six months ended September 30, 2010.

The Fund has entered into a management and administration agreement with Miles Capital pursuant to which the Fund pays administrative fees at an annual rate of 0.21 percent of the average daily net assets.   Miles Capital voluntarily limited administrative fees for the Institutional Money Market Fund to 0.07 percent during the six months ended September 30, 2010.

Miles Capital also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of the Fund for such services.  Miles Capital voluntarily waived all fund accounting fees for the Institutional Money Market Fund during the six months ended September 30, 2010.

Foreside Distribution Services, L.P. serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Fund, but may receive compensation under a Distribution and Shareholder Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by Customers of the Participating Organization.  The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement.  No fees have been approved for the Institutional Money Market Fund.  However, Miles Capital as adviser and administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund.

Miles Capital also serves as the Fund's transfer agent to the Institutional Money Market Fund.  Miles Capital is paid a fee for transfer agency services based on the number of shareholder accounts serviced or a minimum fee amount.  During the six months ended September 30, 2010, Miles Capital received no transfer agent service fees.

Miles Funds, Inc.

Notes to Financial Statements (unaudited) (continued)

September 30, 2010

Expenses voluntarily reduced/waived by Miles Capital for the period ended September 30, 2010 are as follows:

Institutional
Money Market
Fund

EXPENSES:
Investment advisory fees	$ 77,895
Administration fees	47,834
Accounting fees	10,250
Transfer agent fees	3,000
Other	26,000
Expenses voluntarily reduced/waived	$ 164,979

4.  Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

5.  Fair Value Measurement

ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  Under ASC 820, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2010:

Level 1

Level 2

Level 3

Total

       Institutional Money Market Fund                              $     --                 $41,327,025                $     --                 $41,327,025

See notes to financial statements
Miles Funds, Inc.
Financial Highlights

	Institutional Money Market Fund
	Six Months Ended September 30, 2010		Year Ended March 31,
	(unaudited)		2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	$0.001		$0.003	$0.017	$0.046	$0.050	$0.039

Dividends and Distributions	($0.001)		($0.003)	($0.017)	($0.046)	($0.050)	($0.039)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.10%	*	0.26%	1.64%	4.58%	5.13%	3.64%

Ratio of Expenses to Average
Net Assets, After Waivers	0.24%	**	0.32%	0.25%	0.24%	0.21%	0.21%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	0.19%	**	0.26%	1.66%	4.58%	5.01%	3.94%

Ratio of Expenses to Average
Net Assets, Before Waivers	0.71%	**	0.73%	0.74%	0.75%	0.75%	0.74%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers	(0.29%)	**	(0.14%)	1.17%	4.08%	4.47%	3.41%

Net Assets, End of Period (000 Omitted)	$41,377		$57,769	$61,107	$61,209	$107,018	$63,486

* Total return is for the period and has not been annualized.

** Ratios are annualized.

Miles Funds, Inc.

Additional Information (unaudited)

September 30, 2010

1.  About Your Fund Expenses

It is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses.  Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.  The table on the following page illustrates your fund’s costs in two ways:

A.

Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund.  You may use the information here, together with the   amount you invested, to estimate the expenses that you paid over the period.

B.

Based on hypothetical 5 percent return.  This section is intended to help you compare your fund’s costs with those of other mutual funds.  It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return.  You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee.  The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report.  For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	4/1/2010	9/30/2010	4/1/10-9/30/10	Ratio*
Based on Actual Fund Return
Institutional Money Market Fund	$1,000.00	$1,001.96	$1.21	0.24%

Based on Hypothetical 5% Return
Institutional Money Market Fund	$1,000.00	$1,023.86	$1.22	0.24%

*Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Miles Funds, Inc.

Additional Information (unaudited) (continued)

September 30, 2010

2.

Proxy Voting Policies and Procedures, Proxy Voting Record, Schedule of Portfolio Holdings, and

Form N-PX

Complete schedules of portfolio holdings that are updated monthly are available on the Internet at www.IPASeducation.org.  Form N-PX is a record of proxy votes by the Funds.  Since the Funds only hold non-voting securities, there are no votes recorded.

Form N-PX and the Form N-Q are available upon request:

By calling the Funds toll free at 1-800-798-1819,

At www.sec.gov, or by phone at 1-800-SEC-0330 or,

By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

Miles Funds, Inc.

Service Providers

INVESTMENT ADVISER and

ADMINISTRATOR

Miles Capital, Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266-1461

DISTRIBUTOR

Foreside Distribution Services, L.P.

3435 Stelzer Road

Columbus, Ohio 43219

LEGAL COUNSEL

Cline, Williams, Wright, Johnson &

Oldfather, L.L.P

1900 U.S. Bank Building

Lincoln, Nebraska  68508

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1100 Walnut Street, Suite 3300

Kansas City, Missouri  64106

ANNUAL REPORT FOR THE PERIOD ENDING MARCH 31, 2010.

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NOT APPLICABLE.

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE WB CAPITAL MUTUAL FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Debra Jones is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) Not Applicable on Semi-annual report.

(B) NOT APPPLICABLE.

(C) NOT APPLICABLE.

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F) NOT APPLICABLE.

(G) NOT APPLICABLE.

(H) NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF December 1, 2010, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO

THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.

(A)

A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

Dave Miles, President

Date: December 2, 2010

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

  , President and Principal Executive

Dave Miles

December 2, 2010

,Treasurer and Principal Financial and Accounting Officer

Amy M. Mitchell

December 2, 2010